ACQUISITIONS	3 Months Ended
Mar. 31, 2018
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS

PNGPC Acquisition

On February 28, 2017, the Partnership’s wholly-owned subsidiary, PBFX Operating Company LP (“PBFX Op Co”), acquired from PBF LLC all the issued and outstanding limited liability company interest of Paulsboro Natural Gas Pipeline Company LLC (“PNGPC”) for an aggregate purchase price of $11,600 (the “PNGPC Acquisition”). PNGPC owns and operates an interstate natural gas pipeline which serves PBF Holding’s Paulsboro Refinery. In connection with the PNGPC Acquisition, PBFX constructed a new pipeline, which commenced services in August 2017 (the “Paulsboro Natural Gas Pipeline”).

In consideration for the PNGPC limited liability company interests, the Partnership delivered to PBF LLC (i) an $11,600 intercompany promissory note in favor of Paulsboro Refining Company LLC, a wholly-owned subsidiary of PBF Holding (the “Affiliate Note Payable”), (ii) an expansion rights and right of first refusal agreement in favor of PBF LLC with respect to the Paulsboro Natural Gas Pipeline and (iii) an assignment and assumption agreement with respect to certain outstanding litigation involving PNGPC and the existing pipeline. As the PNGPC Acquisition was considered a transfer of assets between entities under common control, the PNGPC assets and liabilities were transferred at their historical carrying value, whose net value was $11,538 as of February 28, 2017. The financial information contained herein of PBFX has been retrospectively adjusted to include the historical results of PNGPC as if it was owned by the Partnership for all periods presented. Net loss attributable to the PNGPC Acquisition prior to the effective date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss; therefore, there is no retrospective adjustment to net income per unit.

Development Assets Acquisition

On July 31, 2018, the Partnership closed the Development Assets Acquisition. Pursuant to the Development Assets Contribution Agreements, the Partnership acquired from PBF LLC all of the issued and outstanding limited liability company interests of TRLC, whose assets consist of the Toledo Rail Products Facility, CLC, whose assets consist of the Chalmette Truck Rack and the Chalmette Rosin Yard, PTC, whose assets consist of the Paulsboro Lube Oil Terminal, and DSLC, whose assets consist of the Delaware Ethanol Storage Facility. In connection with the Development Asset Acquisition, the Partnership entered into various commercial agreements with PBF Holding and assumed a commercial agreement with a third-party. The Development Assets Acquisition closed on July 31, 2018 for total consideration of $31,586, consisting of 1,494,134 common units issued to PBF LLC.

As the Development Assets Acquisition was considered a transfer of assets between entities under common control, TRLC’s, CLC’s, PTC’s and DSLC’s assets and liabilities were transferred at their historical carrying value, or $12,677 as of July 31, 2018. The financial information of PBFX contained herein has been retrospectively adjusted to include the historical results of the Development Assets, with the exception of the Delaware Ethanol Storage Facility which is considered an asset purchase, as if the Development Assets were owned by the Partnership for all periods presented. Net loss attributable to the Development Assets Acquisition prior to the effective date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss; therefore, there is no retrospective adjustment to net income per unit.

The following tables present the Partnership’s statement of financial position and results of operations giving retrospective effect to the Development Assets Acquisition as of and for the periods presented.

	March 31, 2018
	PBF Logistics	Development Assets	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$22,009	$—	$22,009
Accounts receivable - affiliates	32,481	—	32,481
Accounts receivable	1,308	—	1,308
Prepaids and other current assets	2,391	—	2,391
Total current assets	58,189	—	58,189
Property, plant and equipment, net	670,261	10,517	680,778
Other non-current assets	30	—	30
Total assets	$728,480	$10,517	$738,997

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$5,368	$—	$5,368
Accounts payable and accrued liabilities	25,989	—	25,989
Deferred revenue	843	—	843
Total current liabilities	32,200	—	32,200
Long-term debt	539,456	—	539,456
Other long-term liabilities	2,003	—	2,003
Total liabilities	573,659	—	573,659

Commitments and contingencies (Note 8)

Equity:
Net investment - Predecessor	—	10,517	10,517
Common unitholders	(19,063)	—	(19,063)
IDR holder - PBF LLC	2,959	—	2,959
Total PBF Logistics LP equity	(16,104)	10,517	(5,587)
Noncontrolling interest	170,925	—	170,925
Total equity	154,821	10,517	165,338
Total liabilities and equity	$728,480	$10,517	$738,997

	December 31, 2017
	PBF Logistics	Development Assets	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$19,664	$—	$19,664
Accounts receivable - affiliates	40,817	—	40,817
Accounts receivable	1,423	—	1,423
Prepaids and other current assets	1,793	—	1,793
Total current assets	63,697	—	63,697
Property, plant and equipment, net	673,823	10,665	684,488
Other non-current assets	30	—	30
Total assets	$737,550	$10,665	$748,215

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$8,352	$—	$8,352
Accounts payable and accrued liabilities	19,794	—	19,794
Deferred revenue	1,438	—	1,438
Total current liabilities	29,584	—	29,584
Long-term debt	548,793	—	548,793
Other long-term liabilities	2,078	—	2,078
Total liabilities	580,455	—	580,455

Commitments and contingencies (Note 8)

Equity:
Net investment - Predecessor	—	10,665	10,665
Common unitholders	(17,544)	—	(17,544)
IDR holder - PBF LLC	2,736	—	2,736
Total PBF Logistics LP equity	(14,808)	10,665	(4,143)
Noncontrolling interest	171,903	—	171,903
Total equity	157,095	10,665	167,760
Total liabilities and equity	$737,550	$10,665	$748,215

	Three Months Ended March 31, 2018
	PBF Logistics	Development Assets	Consolidated Results

Revenue:
Affiliate	$60,864	$—	$60,864
Third-party	3,175	701	3,876
Total revenue	64,039	701	64,740

Costs and expenses:
Operating and maintenance expenses	18,048	1,832	19,880
General and administrative expenses	4,291	—	4,291
Depreciation and amortization	6,495	148	6,643
Total costs and expenses	28,834	1,980	30,814

Income (loss) from operations	35,205	(1,279)	33,926

Other expense:
Interest expense, net	(9,585)	—	(9,585)
Amortization of loan fees and debt premium	(363)	—	(363)
Net income (loss)	25,257	(1,279)	23,978
Less: Net loss attributable to Predecessor	—	(1,279)	(1,279)
Less: Net income attributable to noncontrolling interest	4,022	—	4,022
Net income attributable to the partners	21,235	—	21,235
Less: Net income attributable to the IDR holder	2,959	—	2,959
Net income attributable to PBF Logistics LP unitholders	$18,276	$—	$18,276

	Three Months Ended March 31, 2017
	PBF Logistics	Development Assets	Consolidated Results

Revenue:
Affiliate	$56,202	$—	$56,202
Third-party	4,275	687	4,962
Total revenue	60,477	687	61,164

Costs and expenses:
Operating and maintenance expenses	15,769	1,900	17,669
General and administrative expenses	3,315	—	3,315
Depreciation and amortization	5,352	131	5,483
Total costs and expenses	24,436	2,031	26,467

Income (loss) from operations	36,041	(1,344)	34,697

Other expense:
Interest expense, net	(7,568)	—	(7,568)
Amortization of loan fees	(416)	—	(416)
Net income (loss)	28,057	(1,344)	26,713
Less: Net loss attributable to Predecessor	(150)	(1,344)	(1,494)
Less: Net income attributable to noncontrolling interest	3,599	—	3,599
Net income attributable to the partners	24,608	—	24,608
Less: Net income attributable to the IDR holder	1,686	—	1,686
Net income attributable to PBF Logistics LP unitholders	$22,922	$—	$22,922

Acquisition Expenses

PBFX incurred acquisition related costs of $483 for the three months ended March 31, 2018 primarily consisting of consulting and legal expenses related to pending and non-consummated acquisitions. PBFX’s acquisition related costs were de minimis for the three months ended March 31, 2017. These costs are included in General and administrative expenses.